Statement of consolidated comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
(Loss) net profit for the year	R$ (820,391)	R$ 13,961,620	R$ (7,015,306)
Items that will be reclassified subsequently to profit or loss
Fair value of cash flow hedge, net of taxes	292,486	324,374	(397,558)
Fair value of cash flow hedge from jointly-controlled, net of taxes	267	(968)	1,260
Cash flow hedges,net of tax	292,753	323,406	(396,298)
Exchange variation of foreign sales hedge, net of taxes	1,121,938	(1,260,781)	(4,541,581)
Sales Hedge - transfer to profit or loss, net of taxes	938,118	1,255,983	1,448,079
Exchange variation of foreign sales hedge - Braskem Idesa, net of taxes	489,773	(143,223)	(311,795)
Sales Hedge - transfer to profit or loss - Braskem Idesa, net of taxes	296,803	355,060	330,210
Sales hedges, net of tax	2,846,632	207,039	(3,075,087)
Foreign subsidiaries currency translation adjustment	(1,805,667)	1,503,148	2,658,042
Total	1,333,718	2,033,593	(813,343)
Item that will not be reclassified to profito or loss
Actuarial gain (loss) with post-employment benefits, net of taxes	10,670	23,014	(647)
Total	10,670	23,014	(647)
Total comprehensive income for the year	523,997	16,018,227	(7,829,296)
Attributable to:
Company's shareholders	714,899	16,015,874	(7,108,541)
Non-controlling interest in subsidiaries	R$ (190,902)	R$ 2,353	R$ (720,755)